Short Term Loans (Details 1)	Dec. 31, 2019 USD ($)
Pledged by real property and land use right of Rongfeng Cui; Guaranteed by Rongfeng Cui, Yanjuan Wang and Gaochuang [Member]
Corporate or personal guarantees provided for loans	$ 311,728
Pledged by real property of the Company and real property of Rongfeng Cui; Guaranteed by Rongfeng Cui and Yanjuan Wang [Member]
Corporate or personal guarantees provided for loans	1,420,757
Pledged by real property and land use right of the Company; Guaranteed by Rongfeng Cui and Yanjuan Wang [Member]
Corporate or personal guarantees provided for loans	2,848,737
Guaranteed by Rongfeng Cui and Yanjuan Wang [Member]
Corporate or personal guarantees provided for loans	2,870,264
Pledged by restricted cash of RMB300,000 (approximately $43,000 ), four patents and certain equipment of the Company; Guaranteed by Rongfeng Cui, Yanjuan Wang and Qingdao Saike Environmental Technology Co., Ltd. [Member]
Corporate or personal guarantees provided for loans	$ 172,575